Financial Instruments - Summary of Reconciliation Fair Value Measurements in Level 3 of Fair Value Hierarchy (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Total gains and losses recognized in:
Equity instruments at FVOCI - net change in fair value, net of tax	$ 1,825	$ (1,979)	$ (508)
Other Liabilities Related to Business Combination [Member]
Disclosure Of Financial Instruments [Line Items]
Acquired through business combination (refer note 7)		14,550
Level 3 [Member]
Disclosure Of Financial Instruments [Line Items]
Opening balances	14,921
Total gains and losses recognized in:
Closing balances	14,875	14,921
Opening balances	3,584
Total gains and losses recognized in:
Closing balances	5,409	3,584
Level 3 [Member] | Other Liabilities Related to Business Combination [Member]
Disclosure Of Financial Instruments [Line Items]
Opening balances	14,921
Total gains and losses recognized in:
—profit or loss	(350)	1,421
-effect of movements in foreign exchange rates	304	(1,050)
Closing balances	14,875	14,921
Level 3 [Member] | Other Investments Equity Securities FVOCI [Member]
Total gains and losses recognized in:
Opening balances	3,584	5,563
Total gains and losses recognized in:
Equity instruments at FVOCI - net change in fair value, net of tax	1,825	(1,979)
Closing balances	$ 5,409	3,584	5,563
Level 3 [Member] | Right to Receive Equity Stake in Travel Entity [Member]
Total gains and losses recognized in:
Opening balances		411
Total gains and losses recognized in:
—profit or loss		30
Settlement by issuance of shares (refer note 24)		$ (441)
Closing balances			$ 411